Note 14 - Estimated Fair Value of the Financial Instruments not carried at Fair Value (Detail) - EUR (€) € in Millions		Dec. 31, 2019	Dec. 31, 2018
Carrying value [Member]
Financial assets:
Cash and central bank balances	[1]	€ 137,592	€ 188,731
Interbank balances (w/o central banks)	[1]	9,636	8,881
Central bank funds sold and securities purchased under resale agreements	[1]	13,801	8,222
Securities borrowed	[1]	428	3,396
Loans	[1]	429,841	400,297
Other financial assets	[1]	94,157	80,089
Financial liabilities:
Deposits	[1]	572,208	564,405
Central bank funds purchased and securities sold under repurchase agreements	[1]	3,115	4,867
Securities loaned	[1]	259	3,359
Other short-term borrowings	[1]	5,218	14,158
Other financial liabilities	[1]	87,669	100,683
Long-term debt	[1]	136,473	152,083
Trust preferred securities	[1]	2,013	3,168
Fair value [Member]
Financial assets:
Cash and central bank balances	[1]	137,592	188,731
Interbank balances (w/o central banks)	[1]	9,636	8,881
Central bank funds sold and securities purchased under resale agreements	[1]	13,801	8,223
Securities borrowed	[1]	428	3,396
Loans	[1]	436,997	395,900
Other financial assets	[1]	94,423	80,193
Financial liabilities:
Deposits	[1]	572,596	564,637
Central bank funds purchased and securities sold under repurchase agreements	[1]	3,114	4,867
Securities loaned	[1]	259	3,359
Other short-term borrowings	[1]	5,221	14,159
Other financial liabilities	[1]	87,669	100,683
Long-term debt	[1]	136,494	149,128
Trust preferred securities	[1]	2,236	3,114
Quoted prices in active market (Level 1)
Financial assets:
Cash and central bank balances	[1]	137,592	188,731
Interbank balances (w/o central banks)	[1]	116	78
Central bank funds sold and securities purchased under resale agreements	[1]	0	0
Securities borrowed	[1]	0	0
Loans	[1]	0	0
Other financial assets	[1]	15,960	850
Financial liabilities:
Deposits	[1]	120	516
Central bank funds purchased and securities sold under repurchase agreements	[1]	0	0
Securities loaned	[1]	0	0
Other short-term borrowings	[1]	0	0
Other financial liabilities	[1]	1,898	1,816
Long-term debt	[1]	0	0
Trust preferred securities	[1]	0	0
Valuation technique observable parameters (Level 2)
Financial assets:
Cash and central bank balances	[1]	0	0
Interbank balances (w/o central banks)	[1]	9,520	8,804
Central bank funds sold and securities purchased under resale agreements	[1]	13,801	8,223
Securities borrowed	[1]	428	3,396
Loans	[1]	11,376	10,870
Other financial assets	[1]	78,463	79,343
Financial liabilities:
Deposits	[1]	572,476	563,850
Central bank funds purchased and securities sold under repurchase agreements	[1]	3,114	4,867
Securities loaned	[1]	259	3,359
Other short-term borrowings	[1]	5,219	14,159
Other financial liabilities	[1]	85,771	98,866
Long-term debt	[1]	125,344	140,961
Trust preferred securities	[1]	2,236	3,114
Valuation technique unobservable parameters (Level 3) [Member]
Financial assets:
Cash and central bank balances	[1]	0	0
Interbank balances (w/o central banks)	[1]	0	0
Central bank funds sold and securities purchased under resale agreements	[1]	0	0
Securities borrowed	[1]	0	0
Loans	[1]	425,620	385,029
Other financial assets	[1]	0	1
Financial liabilities:
Deposits	[1]	0	272
Central bank funds purchased and securities sold under repurchase agreements	[1]	0	0
Securities loaned	[1]	0	0
Other short-term borrowings	[1]	2	0
Other financial liabilities	[1]	0	1
Long-term debt	[1]	11,150	8,167
Trust preferred securities	[1]	€ 0	€ 0

[1]	Amounts generally presented on a gross basis, in line with the Groups accounting policy regarding offsetting of financial instruments as described in Note 1 Significant Accounting Policies and Critical Accounting Estimates